Intangible Assets, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite Lived Intangible Assets Excluding Land Use Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	¥ 4,342	¥ 8,430
Accumulated amortization	(2,820)	(4,960)
Net carrying value	1,522	3,470
Amortization expenses	1,021	1,988	¥ 1,898
Domain names and others
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	4,342	5,269
Accumulated amortization	(2,820)	(1,974)
Net carrying value	¥ 1,522	3,295
License
Finite-Lived Intangible Assets [Line Items]
Gross carrying value		3,161
Accumulated amortization		(2,986)
Net carrying value		¥ 175